Discontinued Operations (Details 1) - USD ($)	May 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Current assets
Prepaid expenses and other current assets	$ 13,026	$ 13,522	$ 43,599
Total current assets	13,026	13,522	43,599
Total assets	13,026	13,522	43,599
Current liabilities
Accounts payable and accrued expenses	134,818	136,109	57,585
Total current liabilities	$ 134,818	$ 136,109	$ 57,585